Contracts receivable, net (Tables)	12 Months Ended
Jun. 30, 2024
Contracts Receivable Net
Schedule of Contract Receivables

Contracts receivable, net consisted of the following:

	As of June 30,
	2023	2024	2024
	GBP	GBP	US$
Contracts receivable	1,035,969	1,621,149	2,049,131
Less: allowance for expected credit losses	(150,476)	(58,202)	(73,567)
Total contracts receivable, net	885,493	1,562,947	1,975,564

Schedule of Movements in Allowance for Expected Credit Loss

Movements of allowance for expected credit losses were as follows:

	As of June 30,
	2023	2024	2024
	GBP	GBP	US$
Balance, beginning of the year	159,899	150,476	190,202
Reversal	(9,423)	(92,274)	(116,635)
Balance, end of year	150,476	58,202	73,567